Employee Benefits (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
U.S. Pension Plan
Defined Benefit Plan Disclosure
Interest cost	$ 122	$ 124	$ 125
Expected return on plan assets	(120)	(118)	(102)
Amortization of prior-service cost			(1)
Amortization of net loss	31	24	28
Net periodic benefit cost	33	30	50
Expenses recognized as a result of an error, net of taxes		29
Pretax expenses recognized as a result of an error		(49)
Weighted-average assumptions used to determine the net periodic benefit cost
Expected return on plan assets (as a percent)	8.80%	8.80%	8.70%
Amounts in accumulated other comprehensive loss expected to be recognized as components of net periodic benefit cost during next fiscal year
Amounts in accumulated other comprehensive loss expected to be recognized as components of net periodic benefit cost during next fiscal year	43
U.S. Pension Plan | Minimum
Weighted-average assumptions used to determine future benefit obligations
Discount rate (as a percent)	4.33%	4.35%
Weighted-average assumptions used to determine the net periodic benefit cost
Discount rate (as a percent)	4.35%	5.22%	6.00%
U.S. Pension Plan | Maximum
Weighted-average assumptions used to determine future benefit obligations
Discount rate (as a percent)	4.60%	5.34%
Weighted-average assumptions used to determine the net periodic benefit cost
Discount rate (as a percent)	5.34%	5.98%	7.08%
U.S. Pension Plan | Continuing operations
Defined Benefit Plan Disclosure
Curtailment gain (loss) recognized			83
International Pension Plan
Defined Benefit Plan Disclosure
Service cost	19	15	18
Interest cost	267	249	236
Expected return on plan assets	(287)	(240)	(234)
Amortization of prior-service cost	1	1
Amortization of net loss	53	54	41
Net periodic benefit cost	53	79	61
Amounts in accumulated other comprehensive loss expected to be recognized as components of net periodic benefit cost during next fiscal year
Amounts in accumulated other comprehensive loss expected to be recognized as components of net periodic benefit cost during next fiscal year	60
International Pension Plan | Minimum
Weighted-average assumptions used to determine future benefit obligations
Discount rate (as a percent)	4.40%	4.70%
Rate of compensation increase (as a percent)	2.25%	2.50%
Weighted-average assumptions used to determine the net periodic benefit cost
Discount rate (as a percent)	4.70%	4.00%	5.62%
Expected return on plan assets (as a percent)	3.20%	4.70%	5.48%
Rate of compensation increase (as a percent)	2.00%	2.50%	3.25%
International Pension Plan | Maximum
Weighted-average assumptions used to determine future benefit obligations
Discount rate (as a percent)	4.94%	5.50%
Rate of compensation increase (as a percent)	3.55%	4.00%
Weighted-average assumptions used to determine the net periodic benefit cost
Discount rate (as a percent)	5.50%	6.19%	7.42%
Expected return on plan assets (as a percent)	7.20%	7.00%	7.00%
Rate of compensation increase (as a percent)	4.00%	3.60%	3.50%
Canadian pension plan
Defined Benefit Plan Disclosure
Curtailment gain (loss) recognized			(5)
U.S. and Canadian Other Post-Retirement Benefits
Defined Benefit Plan Disclosure
Net periodic benefit cost	6	4	4
Curtailment gain due to the sale of CICA			10
Amounts in accumulated other comprehensive loss expected to be recognized as components of net periodic benefit cost during next fiscal year
Net loss (gain)	2
Prior service credit	$ 3
U.S. and Canadian Other Post-Retirement Benefits | Minimum
Weighted-average assumptions used to determine future benefit obligations
Discount rate (as a percent)	4.33%	4.92%	5.90%
Weighted-average assumptions used to determine the net periodic benefit cost
Discount rate (as a percent)	4.92%	5.90%	6.22%
U.S. and Canadian Other Post-Retirement Benefits | Maximum
Weighted-average assumptions used to determine future benefit obligations
Discount rate (as a percent)	5.00%	6.00%	6.19%
Weighted-average assumptions used to determine the net periodic benefit cost
Discount rate (as a percent)	6.00%	6.18%	7.50%